As filed with the Securities and Exchange Commission on September 12, 2024

Securities Act File No. 333-227545
Investment Company Act File No. 811-23382

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 34	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 36	☒

SPROTT FUNDS TRUST
(Exact Name of Registrant as Specified in its Charter)

200 Bay Street, Suite 2600,
Toronto, Ontario, Canada M5J2J1
(Address of Principal Executive Office)

416-943-8099
(Registrant’s Telephone Number)

The Corporation Trust Company
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(Name and address of agent for service)

Copies of communications to:

John A. Ciampaglia
Chief Executive Officer
Sprott Asset Management LP
200 Bay Street, Suite 2600
Toronto, Ontario, Canada M5J2J1

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036-1600

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On September 20, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A for Sprott Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying until September 20, 2024 the effectiveness of the registration statement for the Sprott Silver Miners ETF, filed in Post-Effective Amendment No. 31 (“PEA No. 31”) with the Commission via EDGAR Accession No. 0001999371-24-007337 on June 11, 2024, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Parts A, B and C of PEA No. 31 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Darien, and State of Connecticut, on the 12th Day of September, 2024.

Sprott Funds Trust

By:	/s/ Thomas W. Ulrich
Name:	Thomas W. Ulrich
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on September 12, 2024.

Signature	Title	Date

/s/ Thomas W. Ulrich	President	September 12, 2024
Thomas W. Ulrich

/s/ John Ciampaglia	Interested Trustee	September 12, 2024
John Ciampaglia

*	Trustee	September 12, 2024
Michael W. Clark

*	Trustee	September 12, 2024
Peyton T. Muldoon

*	Trustee	September 12, 2024
James R. Pierce Jr.

*	Trustee	September 12, 2024
Leslie Barrett

*	Treasurer and Chief Financial Officer	September 12, 2024
Varinder Bhathal

*By:	/s/ Thomas W. Ulrich

* Thomas W. Ulrich, pursuant to a power of attorney filed on April 28, 2023 to the Registrant’s Registration Statement in Post-Effective Amendment No. 26 on Form N-14.